RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On January 22, 2021, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). On August 2, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option. As such, on August 4, 2021, the Company consummated the sale of an additional 2,807,868 Units. As a result of the underwriters’ election to partially exercise their over-allotment option and the forfeiture of the remaining over-allotment option, 48,033 Founder Shares were forfeited, and 701,967 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 5,701,967 Founder Shares outstanding at August 4, 2021.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days with in any 30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Executive Officer’s role at Nogin
Jonathan Huberman, the Chairman, CEO and CFO of the Company will become co-CEO and President of Branded Online, Inc. (d/b/a Nogin) (“Nogin”) at the close of the transaction.
Other Receivable – Related Party
On August 23, 2021, the Company paid a charge in the amount of $5,541 on behalf of an affiliated entity. This amount is included in other receivable – related party. The Company was reimbursed in full on October 25, 2021.
On April 5, 2022, the Company paid a charge in the amount of $5,000 on behalf of the affiliated entity. This amount is included in other receivable – related party on the condensed consolidated balance sheet as of June 30, 2022.
Advances from Related Parties
As of June 30, 2022, affiliates of the Company ha
ve
 paid for expenses totaling $7,086 on behalf of the Company. This amount is included in advances from related parties on the condensed consolidated balance sheet as of June 30, 2022.
Administrative Support Agreement
The Company agreed, commencing on July 28, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor or its designee a total of up to

$15,000 per month for office space, administrative and shared personnel support. For the three and six months ended June 30, 2022, the Company incurred $45,000 and $90,000 in fees for these services, of which $15,000 were included in accrued expenses in the accompanying balance sheet as of June 30, 2022. For the three months ended June 30, 2021 and for the period from January 5, 2021 (inception) through June 30, 2021, the Company did not incur any fees for these services.
Promissory Note — Related Party
On January 22, 2021, the Sponsor issued an unsecured promissory note to the Company (the
“IPO Promissory
 Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The
IPO

Promissory Note was
non-interest
bearing and as amended effective May 28, 2021, payable on the earlier of (i) December 31, 2021 and (ii) the consummation of the Initial Public Offe ring.
The
outstanding balance under the IPO Promissory
Note of $174,060 was repaid at the closing of the Initial Public Offering on August 2, 2021.
On February 9, 2022, the Sponsor agreed to loan the Company $300,000 pursuant to a new promissory note (the “Promissory Note”). On May 31, 2022, the Sponsor agreed to loan the Company $100,000 pursuant to a new promissory note (the “New Promissory Note”, and together with the Promissory Note, the “Promissory Notes”). Each of the Promissory Notes are non-interest bearing and payable upon consummation of the Company’s initial Business Combination. As of June 30, 2022, there was an aggregate of
 $400,000
outstanding under the Promissory Notes.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.
On February 9, 2022, the Sponsor agreed to loan the Company $300,000 pursuant to the IPO Promissory Note, and on May 31, 2022, the Sponsor agreed to loan the Company an additional $100,000 pursuant to the New Promissory Note.
Health Insurance — Related Party
On December 15, 2021, the Company reimbursed the Sponsor $86,549 of health insurance and other benefits for its officers and administrative staff for the year 2022.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On January 22, 2021, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). On August 2, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option. As such, on August 4, 2021, the Company consummated the sale of an additional 2,807,868 Units. As a result of the underwriters’ election to partially exercise their over-allotment option and the forfeiture of the remaining over-allotment option, 48,033 Founder Shares were forfeited, and 701,967 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 5,701,967 Founder Shares outstanding at August 4, 2021.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Other Receivable – Related Party
On August 23, 2021, the Company paid a charge in the amount of $5,541 on behalf of an affiliated entity. This amount is included in other receivable – related party. The Company was subsequently reimbursed in full subsequent to December 31, 2021, prior to the issuance of these consolidated financial statements.
Administrative Support Agreement
The Company agreed, commencing on July 28, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor or its designee a total of up to $15,000 per month for office space, administrative and shared personnel support. For the period from January 5, 2021 (inception) through December 31, 2021, the Company incurred $60,000 and paid $105,000 in fees for these services, of which
 $45,000
is included in prepaid expenses and other assets in the accompanying consolidated balance sheet.
Promissory Note — Related Party
On January 22, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and, as amended effective May 28, 2021, payable on the earlier of (i) December 31, 2021 and (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $174,060 was repaid at the closing of the Initial Public Offering on August 2, 2021.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, u
p to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021, there were no amounts outstanding under the Working Ca pital Loans.
Health Insurance — Related Party
The Company reimbursed the Sponsor $86,549 of health insurance and other benefits for its officers and administrative staff.

Branded Online Inc dba Nogin [Member]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS
The Company provides services to its joint ventures, ModCloth and IPCO under Master Services agreements (“MSA”), which were entered into on April 25, 2021 and December 31, 2021, respectively. Sales under the MSA to ModCloth and IPCO both represented $3.5 million of revenue during the six months ended June 30, 2022. In addition, the Company sold inventory to IPCO for $0.6 million, included in net revenue to related parties in the condensed consolidated statement of operations. As of June 30, 2022 and December 31, 2021, receivables from ModCloth of $6.2 million and $5.3 million, respectively, were included in related party receivables on the condensed consolidated balance sheets. As of June 30, 2022, payables to IPCO of $1.9 million was included in related party payables on the condensed consolidated balance sheets.
During Q2 2022, the Company issued a portion of the Promissory Notes described in Note 7 to certain principal owners and members of management of the Company which have been identified as related parties. The Company received proceeds in connection with the Promissory Notes to related parties of $2.0 million at issuance of which $0.2 million was allocated to the Promissory Note Warrants. The fair value of Promissory Notes with related parties as of June 30, 2022 was $2.7 million. During the six months ended June 30, 2022, the Company recognized a loss on the increase in fair value of such Promissory Notes with related parties of $0.9 million of which $0.7 million is included in change in fair value of promissory notes and $0.2 million is included in interest expense on the condensed consolidated statements of operations.

14.	RELATED PARTY TRANSACTIONS
The Company provides services to its joint ventures, ModCloth and IPCO under Master Services Agreements, which were entered into on April 25, 2021 and December 31, 2021, respectively. Sales to ModCloth represented $8.1 million of revenue during the twelve months ended December 31, 2021. Sales to IPCO on December 31, 2021 were not material. As of December 31, 2021, receivables from ModCloth of $5.3 million were included in related party receivables, net on the consolidated balance sheets.